Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	10 Months Ended	12 Months Ended	20 Months Ended	22 Months Ended	32 Months Ended	34 Months Ended	44 Months Ended	46 Months Ended	56 Months Ended	58 Months Ended	68 Months Ended	70 Months Ended	80 Months Ended	82 Months Ended	92 Months Ended	94 Months Ended	106 Months Ended
	Mar. 01, 2018	Jan. 11, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000174138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Davis Select U.S. Equity ETF — Net Asset Value (NAV)
Accumulated Value		$ 10,000		$ 11,211			$ 11,397		$ 12,643		$ 13,152		$ 18,306		$ 13,985		$ 16,650		$ 22,975	$ 26,754
C000174139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Davis Select Financial ETF — Net Asset Value (NAV)
Accumulated Value		10,000		11,550			11,570		12,629		10,268		17,286		15,058		14,904		21,961	26,621
C000174140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Davis Select Worldwide ETF — Net Asset Value (NAV)
Accumulated Value		10,000		12,458			11,203		12,210		13,936		16,475		11,818		14,410		20,684	25,091
C000198594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Davis Select International ETF — Net Asset Value (NAV)
Accumulated Value	$ 10,000		$ 8,264			$ 9,121		$ 10,758		$ 10,741		$ 7,721		$ 9,080		$ 13,024		$ 15,875
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value		10,000		11,495			12,340		14,108		15,478		22,120		18,888		20,803		28,712	34,870
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Accumulated Value		10,000		11,768			11,707		13,181		13,825		18,979		15,192		16,787		22,291	27,338
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA
Accumulated Value	$ 10,000		$ 8,945			$ 9,953		$ 9,693		$ 12,568		$ 9,461		$ 10,602		$ 13,182		$ 16,468
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Accumulated Value		10,000		10,761			11,088		12,331		11,398		16,386		15,239		15,260		19,987	22,215
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Financials Index
Accumulated Value		$ 10,000		$ 11,426			$ 11,498		$ 12,846		$ 10,964		$ 18,874		$ 16,222		$ 15,786		$ 23,103	$ 26,395